Share-based payment arrangements - Long term incentive plan 2017 (Cash-settled) (Details) - shares			12 Months Ended
	Feb. 09, 2017	Feb. 02, 2016	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			5 years
Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	33.30%	33.30%
Long Term Incentive Plan 2017 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks granted (in shares)	66,449
Second anniversary | Long Term Incentive Plan 2017 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Second anniversary | Long Term Incentive Plan 2017 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			2 years
Third anniversary | Long Term Incentive Plan 2017 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Third anniversary | Long Term Incentive Plan 2017 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			3 years
Fourth anniversary | Long Term Incentive Plan 2017 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Fourth anniversary | Long Term Incentive Plan 2017 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			4 years